Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net loss	$ (3,798)	$ (3,857)	$ (13,546)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation and amortization	49,644	38,638	10,120
Amortization and write-off of deferred finance cost, net	2,820	3,188	3,456
Amortization of dry dock and special survey costs	2,622	633	0
Non-cash transaction costs	0	0	5,619
Share based compensation	0	0	2,140
Changes in operating assets and liabilities:
(Increase)/decrease in prepaid expenses and other current assets	(2,194)	(1,369)	3,188
Decrease/(increase) in accounts receivable	1,375	(1,999)	(4,479)
Decrease/(increase) in restricted cash	320	(451)	(288)
Decrease/(increase) in other long term assets	413	(1,310)	0
Increase/(decrease) in accounts payable	256	(2,433)	3,398
Decrease/(increase) in accrued expenses	(2,541)	6,273	(4,022)
Payments for dry dock and special survey costs	(2,944)	(7,843)	0
Increase in due to related parties	35,780	33,797	4,390
Increase in deferred revenue	400	486	324
(Decrease)/increase in other long term liabilities	(276)	480	0
Net cash provided by operating activities	81,877	64,233	10,300
Investing Activities
Cash paid for assets acquired, net of cash assumed	0	0	(76,428)
Cash paid for business acquisition, net of cash assumed	0	0	(102,038)
Acquisition of vessels	(83,253)	(140,704)	(89,121)
Deposits for vessel acquisition	(142,119)	(78,495)	(89,843)
Decrease in restricted cash	19,416	3,769	2,335
Acquisition of intangible assets other than goodwill	0	(10,347)	0
Release from trust account	0	0	251,493
Net cash (used in) investing activities	(205,956)	(225,777)	(103,602)
Financing Activities
Loan proceeds, net of deferred finance costs and net of premium	162,813	252,075	556,671
Loans proceeds from related party, net of deferred finance cost	5,000	33,209	39,600
Deferred underwriter's fee	0	0	(8,855)
Loan repayment to related party	(10,000)	(6,000)	(27,609)
Loan repayments	(13,744)	(126,277)	(412,245)
Net proceeds from warrant exercise	0	0	74,978
Conversion of common stock into cash, upon redemption of common stock	0	0	(99,312)
Dividend paid	(9,759)	(9,790)	0
Increase in restricted cash	(8,685)	(1,733)	(250)
Net proceeds from equity offering	0	0	33,402
Issuance costs for preferred shares	0	0	(1,805)
Net cash provided by financing activities	125,625	141,484	154,575
Net increase/(decrease) in cash and cash equivalents	1,546	(20,060)	61,273
Cash and cash equivalents, beginning of year	41,300	61,360	87
Cash and cash equivalents, end of year	42,846	41,300	61,360
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	47,102	40,672	2,933
Non-cash investing activities
Common stock issued for VLCC acquisition	0	0	10,745
Preferred stock issued for VLCC transaction costs	0	0	5,619
Preferred stock issued for vessel deposits	0	0	1,649
Capitalized financing costs	879	766	320
Due to related party	0	0	480
Release from escrow	0	1,232	0
Non-cash financing activities
Dividends payable	2,410	2,421	2,421
Acquisition of vessels	4,313	2,488	789
Deposits for vessel acqusition	1,848	1,210	390
Issuance of Series D Convertible Preferred Stock issued for vessel acquisitions	6,000
Initial acquisition of 13 vessels (see note 3)
Restricted cash	0	0	35,596
Deposits for vessel acquisitions	0	0	174,411
Purchase options	0	0	3,158
Debt assumed	0	0	(132,987)
Long term liabilities	0	0	(3,158)
Accrued expenses	0	0	(112)
Total	0	0	76,908
Cash paid, net of cash received of $57	0	0	76,428
Payable to Navios Holdings	0	0	480
Total	0	0	76,908
Purchase price:
Cash consideration	0	0	134,270
Equity issuance	0	0	9,513
Total purchase price	0	0	143,783
Fair value of assets and liabilities acquired:
Vessels	0	0	419,500
Deposits for vessel acquisitions	0	0	62,575
Favorable lease terms	0	0	57,070
Current Assets including cash of $32,232	0	0	35,716
Current liabilities	0	0	(16,387)
Long-term debt assumed (including current portion)	0	0	(410,451)
Unfavorable lease terms	0	0	(5,819)
Fair value of net assets acquired	0	0	142,204
Goodwill	$ 0	$ 0	$ 1,579